Common and Preferred Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - Allin basis [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Basel III captial disclosure [Line Items]
CET1 capital	$ 24,641	$ 21,618
Tier 1 capital	27,908	24,682
Total capital	32,230	28,129
CET1 capital RWA	216,144	203,321
Tier 1 capital RWA	216,303	203,321
Total capital RWA	$ 216,462	$ 203,321
CET1 ratio	11.40%	10.60%
Tier 1 capital ratio	12.90%	12.10%
Total capital ratio	14.90%	13.80%
Leverage ratio exposure	$ 653,946	$ 610,353
Leverage ratio	4.30%	4.00%